Investment Portfolioas of September 30, 2025 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 11.5%
Entertainment 2.4%
Warner Bros Discovery, Inc.*	168,777	3,296,215
Interactive Media & Services 4.1%
Alphabet, Inc. "A"	20,359	4,949,273
Meta Platforms, Inc. "A"	1,090	800,474
		5,749,747
Media 4.5%
Comcast Corp. "A"	34,845	1,094,830
Fox Corp. "A"	80,576	5,081,123
		6,175,953
Wireless Telecommunication Services 0.5%
T-Mobile U.S., Inc.	3,040	727,715
Consumer Discretionary 8.0%
Automobile Components 0.7%
Aptiv PLC*	11,656	1,004,981
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.	41,582	3,594,764
Travel & Leisure Co.	21,866	1,300,808
		4,895,572
Household Durables 2.0%
D.R. Horton, Inc.	16,707	2,831,335
Specialty Retail 1.5%
AutoNation, Inc.*	6,357	1,390,721
Bath & Body Works, Inc.	25,815	664,994
		2,055,715
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	3,481	394,119
Consumer Staples 9.4%
Beverages 1.5%
Constellation Brands, Inc. "A"	2,049	275,939
Molson Coors Beverage Co. "B" (a)	42,004	1,900,681
		2,176,620
Food Products 5.6%
Kraft Heinz Co.	195,833	5,099,491
The J.M. Smucker Co.	24,889	2,702,946
		7,802,437
Tobacco 2.3%
Altria Group, Inc.	47,751	3,154,431

Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Coterra Energy, Inc.	49,775	1,177,179
Devon Energy Corp.	27,789	974,282
EOG Resources, Inc.	10,879	1,219,753
ONEOK, Inc.	43,034	3,140,191
		6,511,405
Financials 16.4%
Banks 7.4%
Bank of America Corp.	28,374	1,463,815
Citigroup, Inc.	5,093	516,940
Fifth Third Bancorp.	9,891	440,644
JPMorgan Chase & Co.	13,084	4,127,086
Regions Financial Corp.	23,290	614,157
U.S. Bancorp.	35,718	1,726,251
Wells Fargo & Co.	17,304	1,450,421
		10,339,314
Capital Markets 2.6%
State Street Corp.	31,386	3,641,090
Consumer Finance 2.6%
Synchrony Financial	50,447	3,584,259
Financial Services 3.8%
Fiserv, Inc.*	14,162	1,825,907
Global Payments, Inc.	24,303	2,019,093
PayPal Holdings, Inc.*	20,821	1,396,256
		5,241,256
Health Care 22.8%
Biotechnology 4.1%
Amgen, Inc.	2,600	733,720
Gilead Sciences, Inc.	23,964	2,660,004
Regeneron Pharmaceuticals, Inc.	3,156	1,774,524
Vertex Pharmaceuticals, Inc.*	1,322	517,748
		5,685,996
Health Care Equipment & Supplies 4.2%
GE HealthCare Technologies, Inc.	5,968	448,197
Hologic, Inc.*	26,684	1,800,903
Medtronic PLC	23,047	2,194,996
Teleflex, Inc.	7,426	908,645
Zimmer Biomet Holdings, Inc.	4,593	452,411
		5,805,152
Health Care Providers & Services 1.3%
HCA Healthcare, Inc.	1,628	693,854
Tenet Healthcare Corp.*	5,388	1,093,979
		1,787,833
Pharmaceuticals 13.2%
Bristol-Myers Squibb Co.	85,226	3,843,693
Johnson & Johnson	29,274	5,427,985
Merck & Co., Inc.	32,029	2,688,194

Pfizer, Inc.	161,803	4,122,740
Viatris, Inc.	237,825	2,354,468
		18,437,080
Industrials 10.8%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	4,140	2,066,729
Building Products 1.1%
Allegion PLC	6,846	1,214,138
Masco Corp.	4,739	333,578
		1,547,716
Machinery 4.9%
Caterpillar, Inc.	4,299	2,051,268
Cummins, Inc.	3,500	1,478,295
PACCAR, Inc.	33,162	3,260,488
		6,790,051
Professional Services 3.0%
Leidos Holdings, Inc.	9,698	1,832,534
SS&C Technologies Holdings, Inc.	27,091	2,404,597
		4,237,131
Trading Companies & Distributors 0.3%
Ferguson Enterprises, Inc.	1,575	353,714
Information Technology 14.7%
Communications Equipment 1.2%
Cisco Systems, Inc.	25,048	1,713,784
IT Services 6.9%
Accenture PLC "A"	5,919	1,459,626
Amdocs Ltd.	20,504	1,682,353
Cognizant Technology Solutions Corp. "A"	95,839	6,427,922
		9,569,901
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc.	17,256	3,532,993
Lam Research Corp.	3,421	458,072
QUALCOMM, Inc.	20,372	3,389,086
		7,380,151
Software 0.6%
Gen Digital, Inc.	27,447	779,220
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc. "C"	4,504	638,532
Hewlett Packard Enterprise Co.	15,886	390,160
		1,028,692
Materials 1.5%
Containers & Packaging 0.3%
Smurfit WestRock PLC	7,885	335,664
Metals & Mining 1.2%
Newmont Corp.	20,395	1,719,503
Total Common Stocks (Cost $114,057,133)		138,820,481

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $242,476)	242,476	242,476

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $114,299,609)	100.0	139,062,957
Other Assets and Liabilities, Net	(0.0)	(55,253)
Net Assets	100.0	139,007,704
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
—	0 (d)	—	—	—	254	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.18% (b)
890,296	7,711,345	8,359,165	—	—	25,129	—	242,476	242,476
890,296	7,711,345	8,359,165	—	—	25,383	—	242,476	242,476

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $1,900,500, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,960,388.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$138,820,481	$—	$—	$138,820,481
Short-Term Investments	242,476	—	—	242,476
Total	$139,062,957	$—	$—	$139,062,957

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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